GENERAL (Liquidity and Capital Resources) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	May 15, 2016 USD ($) $ / shares shares	Jun. 16, 2016 USD ($)	Jun. 30, 2016 USD ($) Segments	Jun. 30, 2015 USD ($)	Jun. 30, 2016 ₪ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($)
Class of Stock [Line Items]
Number of operating segment | Segments			1
Accumulated deficit			$ 77,874			$ 74,453
Repayment of short term loan from shareholders		$ 2,988	2,988
Interest		$ 247	273	22
Proceeds from issuance of stock			3,832
Cash and cash equivalents			$ 2,067	$ 1,575		$ 1,754		$ 1,786
Ordinary shares, par value | ₪ / shares					₪ 0.015		₪ 0.015
Investment Transaction [Member]
Class of Stock [Line Items]
Stock issuance, shares | shares	17,021,276
Equity issuance, price per share | $ / shares	$ 0.235
Proceeds from issuance of stock	$ 4,000
Investment Transaction [Member] | Warrant Issuance One [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	8,510,638
Warrant exercise price | $ / shares	$ 0.235
Warrants aggregate exercise price	$ 2,000
Warrant term	24 months
Investment Transaction [Member] | Warrant Issuance Two [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	7,272,727
Warrant exercise price | $ / shares	$ 0.275
Warrants aggregate exercise price	$ 2,000
Warrant term	48 months
Investment Transaction [Member] | Convertible Loan [Member]
Class of Stock [Line Items]
Value of loan which may be used for the sole purpose of repayment of shareholder's debt	$ 3,175
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share | $ / shares	$ 1.20
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share expressed as percentage of discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.235	5.00%
CACS [Member]
Class of Stock [Line Items]
Ownership percentage			80.00%
Equity interest held by third party			20.00%